Restructuring charges	12 Months Ended
Mar. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring charges
20.	Restructuring charges

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, which are designed to generate a positive impact on future profitability. These activities include exiting a business or product category, implementing a headcount reduction program, realignment of its manufacturing sites to low-cost areas, utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs), a review of its development and design structure, and the streamlining of its sales and administrative functions. The restructuring activities are generally short term in nature and are generally completed within one year of initiation.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2016	22,531	—	11,735	34,266
Restructuring costs	9,854	42,717	7,142	59,713
Non-cash charges	—	(42,717)	—	(42,717)
Cash payments	(19,759)	—	(8,871)	(28,630)
Adjustments	(992)	—	(839)	(1,831)

Balance at March 31, 2017	11,634	—	9,167	20,801
Restructuring costs	18,999	2,233	1,147	22,379
Non-cash charges	—	(2,233)	—	(2,233)
Cash payments	(9,950)	—	(6,352)	(16,302)
Adjustments	(1,197)	—	226	(971)

Balance at March 31, 2018	19,486	—	4,188	23,674
Restructuring costs	24,449	2,731	5,825	33,005
Non-cash charges	—	(2,731)	—	(2,731)
Cash payments	(19,150)	—	(2,555)	(21,705)
Adjustments	955	—	(357)	598

Balance at March 31, 2019	25,740	—	7,101	32,841

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2017
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	225	6	231	—	231
Music	2,116	1,474	3,590	—	3,590
Pictures	2,467	—	2,467	—	2,467
Home Entertainment & Sound	68	684	752	—	752
Imaging Products & Solutions	563	77	640	—	640
Mobile Communications	516	172	688	138	826
Semiconductors	4	(13)	(9)	—	(9)
Financial Services	—	—	—	—	—
All Other and Corporate	3,895	47,459	51,354	364	51,718

Total	9,854	49,859	59,713	502	60,215

	Yen in millions
	Fiscal year ended March 31, 2018
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	6,358	272	6,630	—	6,630
Pictures	2,922	—	2,922	—	2,922
Home Entertainment & Sound	846	6	852	—	852
Imaging Products & Solutions	530	94	624	—	624
Mobile Communications	2,008	18	2,026	0	2,026
Semiconductors	28	—	28	—	28
Financial Services	—	—	—	—	—
All Other and Corporate	6,307	2,990	9,297	26	9,323

Total	18,999	3,380	22,379	26	22,405

	Yen in millions
	Fiscal year ended March 31, 2019
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	2,991	201	3,192	—	3,192
Pictures	4,795	—	4,795	—	4,795
Home Entertainment & Sound	—	—	—	—	—
Imaging Products & Solutions	—	—	—	—	—
Mobile Communications	11,437	4,574	16,011	86	16,097
Semiconductors	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	5,226	3,781	9,007	—	9,007

Total	24,449	8,556	33,005	86	33,091

*	Other associated costs includes non-cash write-downs and disposals, net

Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activities refers to the increase in depreciation expense caused by revising the useful life and the salvage value of depreciable fixed assets under an approved restructuring plan. Any impairment of the assets is recognized immediately in the period it is identified.

Retirement programs

Sony has undergone several headcount reduction programs to further reduce operating costs primarily in an effort to improve the performance of certain segments related to the Electronics business and reduce cost at the headquarters function. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. The employee termination benefits costs in the above table are included in selling, general and administrative in the consolidated statements of income.

Music

In an effort to optimize the organization and improve the performance of the Music segment, Sony has implemented a number of restructuring initiatives targeting operating effectiveness and cost reduction. These activities resulted in restructuring charges primarily consisting of headcount reductions totaling 6,630 million yen and 3,192 million yen for the fiscal years ended March 31, 2018 and 2019, respectively.

Pictures

In an effort to optimize the organization and improve the performance of the Pictures segment, Sony has implemented a number of restructuring initiatives targeting operating effectiveness and cost reduction. These activities resulted in restructuring charges primarily consisting of headcount reductions totaling 4,795 million yen for the fiscal year ended March 31, 2019.

MC

In an effort to improve the performance of the smartphone business in the MC segment, Sony has implemented a number of restructuring initiatives targeting profitability improvement. These activities resulted in restructuring charges primarily consisting of the closure and consolidation of manufacturing sites as well as sales offices overseas totaling 16,011 million yen for the fiscal year ended March 31, 2019.

All Other and Corporate

As described in Note 26, Sony and Murata Manufacturing Co., Ltd. signed a binding definitive agreement on October 31, 2016 to transfer the Sony Group’s battery business to the Murata Group, which was completed on September 1, 2017. Sony classified certain assets and liabilities related to the battery business as held for sale and, as a result of the fair value valuation of these assets and liabilities, recorded impairment losses of 42,298 million yen in other operating (income) expense, net in the consolidated statements of income for the fiscal year ended March 31, 2017.